Group balance sheet $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Non-current assets
Goodwill	$ 1,037	$ 951
Intangible assets	3,119	3,279
Property, plant and equipment	62,093	58,855
Investments in equity accounted units	4,486	5,019
Inventories	160	143
Deferred tax assets	3,395	3,728
Trade and other receivables	1,724	1,342
Tax recoverable	30	38
Other financial assets (including loans to equity accounted units)	510	822
Total non-current assets	76,554	74,177
Current assets
Inventories	3,472	2,937
Trade and other receivables	3,443	3,460
Tax recoverable	129	98
Other financial assets (including loans to equity accounted units)	1,084	359
Cash and cash equivalents	10,550	8,201
Total current assets	18,678	15,055
Assets of disposal groups held for sale	494	31
Total assets	95,726	89,263
Current liabilities
Borrowings and other financial liabilities	(904)	(922)
Trade and other payables	(7,061)	(6,361)
Tax payable	(1,985)	(764)
Provisions including post-retirement benefits	(1,275)	(1,315)
Total current liabilities	(11,225)	(9,362)
Non-current liabilities
Borrowings and other financial liabilities	(15,148)	(17,470)
Trade and other payables	(856)	(789)
Tax payable	(263)	(274)
Deferred tax liabilities	(3,628)	(3,121)
Provisions including post-retirement benefits	(13,367)	(12,479)
Total non-current liabilities	(33,262)	(34,133)
Liabilities of disposal groups held for sale	(124)	(38)
Total liabilities	(44,611)	(43,533)
Net assets	51,115	45,730
Capital and reserves
Share premium account	4,306	4,304
Other reserves	12,284	9,216
Retained earnings	23,761	21,631
Equity attributable to owners of Rio Tinto	44,711	39,290
Attributable to non-controlling interests	6,404	6,440
Total equity	51,115	45,730
Rio Tinto plc [member]
Non-current assets
Trade and other receivables	396	392
Total non-current assets	36,489	36,442
Current assets
Trade and other receivables	9,242	6,070
Cash and cash equivalents	5	4
Total current assets	9,247	6,074
Total assets	45,736	42,516
Current liabilities
Trade and other payables	(12,388)	(12,223)
Total current liabilities	(12,753)	(12,262)
Non-current liabilities
Borrowings and other financial liabilities	(341)	(392)
Total liabilities	(13,094)	(12,654)
Net assets	32,642	29,862
Capital and reserves
Share capital	220	224
Share premium account	4,306	4,304
Other reserves	11,992	11,988
Retained earnings	16,124	13,346
Total equity	32,642	29,862
Rio Tinto Limited [member]
Capital and reserves
Share capital	$ 4,140	$ 3,915